UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DiMaio Ahmad Capital LLC
Address: 245 Park Avenue

         New York, NY  10167

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jim Gange
Title:     Director
Phone:     212-328-7950

Signature, Place, and Date of Signing:

     /s/ Jim Gange     New York, NY/USA     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $60,685 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVENTINE RENEWABLE ENERGY      COM              05356X403      447    35000 SH       SOLE                    35000        0        0
GLOBAL BPO SVCS CORP           UNIT 99/99/9999  378981203     8800  1100000 SH       SOLE                  1100000        0        0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     2542   799461 SH       SOLE                   799461        0        0
MIRANT CORP NEW                COM              60467R100     1255    32191 SH       SOLE                    32191        0        0
NII HLDGS INC                  CL B NEW         62913F201     4832   100000 SH       SOLE                   100000        0        0
NORTHWEST AIRLS CORP           COM              667280408     1667   114900 SH       SOLE                   114900        0        0
PGT INC                        COM              69336V101     3502   735765 SH       SOLE                   735765        0        0
RETAIL HOLDRS TR               DEP RCPT         76127U101     4668    50000 SH       SOLE                    50000        0        0
RIVIERA HLDGS CORP             COM              769627100      345    11200 SH       SOLE                    11200        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     5063   175000 SH       SOLE                   175000        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      470  2500000 SH       SOLE                  2500000        0        0
SPDR TR                        UNIT SER 1       78462F103    12603    86200 SH       SOLE                    86200        0        0
SPDR TR                        UNIT SER 1       78462F103      360 10000000 SH  PUT  SOLE                 10000000        0        0
STONE ENERGY CORP              COM              861642106     1872    39900 SH       SOLE                    39900        0        0
VANTAGE ENERGY SERVICES INC    UNIT 99/99/9999  92209F201    11877  1365200 SH       SOLE                  1365200        0        0
VERASUN ENERGY CORP            COM              92336G106      382    25000 SH       SOLE                    25000        0        0